GAIN ON SALE OF LOAN NOTES AND SHARE WARRANTS - OTHER (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 31, 2015
Gain (Loss) on Investments [Line Items]
Proceeds from redemption of Horizon loan notes and warrants	$ 0	$ 71,681	$ 0
Available-for-sale securities	118,489	199,594
Gain on sale of loan notes and share warrants - other	$ 0	44,552	$ 0
Impaired Investment 2 [Member]
Gain (Loss) on Investments [Line Items]
Investments		$ 1,200
Unlisted Securities [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale securities				$ 25,900